Derivatives and Hedging (Details) gal in Millions, T in Millions, MWh in Millions, MMBTU in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) MWh MMBTU gal		Dec. 31, 2017 USD ($) MWh MMBTU T gal		Dec. 31, 2016 USD ($)
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		$ 18,000,000		$ 9,400,000.0
Cash Collateral Paid Netted Against Risk Management Liabilities		4,000,000		9,000,000
Fair Value of Derivative Instruments
Current Risk Management Assets		162,800,000		126,200,000
Long-term Risk Management Assets		254,000,000		282,100,000
Total Assets		416,800,000		408,300,000
Current Risk Management Liabilities		55,000,000		61,600,000
Long-term Risk Management Liabilities		263,400,000		322,000,000
Total Liabilities		318,400,000		383,600,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		291,300,000		136,000,000		$ 28,400,000
Impact of Fair Value Hedges on the Balance Sheet
Carrying Amount of Hedged Asset (Liability)	[1]	(478,300,000)		(489,300,000)
Cumulative Fair Value Hedging Adjustment in the Carrying Amount of the Hedged Asset (Liability)	[1]	17,400,000		6,100,000
Impact of Cash Flow Hedges on the Balance Sheet
Gain (Loss) on Fair Value Hedging Instruments	[2]	(11,300,000)		(4,800,000)		1,600,000
Gain (Loss) on Fair Value Portion of Long Term Debt	[2]	11,300,000		4,800,000		(1,600,000)
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		225,500,000		243,600,000
Amount of Cash Collateral Posted		1,800,000		1,300,000
Additional Settlement Liability if Cross Default Provision is Triggered		$ 181,000,000		223,100,000
Derivatives and Hedging (Textuals)
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge		180 months
AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		$ 0		500,000
Current Risk Management Liabilities		200,000		0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(400,000)		400,000		400,000
Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		57,200,000		24,900,000
Long-term Risk Management Assets		900,000		1,100,000
Current Risk Management Liabilities		400,000		1,300,000
Long-term Risk Management Liabilities		200,000		200,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		141,100,000		43,200,000		56,500,000
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		900,000		600,000
Amount of Cash Collateral Posted		0		0
Additional Settlement Liability if Cross Default Provision is Triggered		0		500,000
Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		8,600,000		7,600,000
Long-term Risk Management Assets		600,000		700,000
Current Risk Management Liabilities		300,000		3,500,000
Long-term Risk Management Liabilities		100,000		100,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		11,700,000		14,600,000		27,000,000
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		500,000		400,000
Amount of Cash Collateral Posted		0		0
Additional Settlement Liability if Cross Default Provision is Triggered		0		400,000
Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		0		600,000
Current Risk Management Liabilities		5,800,000		6,400,000
Long-term Risk Management Liabilities		93,800,000		126,000,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		25,600,000		(21,800,000)		(143,500,000)
Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		10,400,000		6,400,000
Current Risk Management Liabilities		1,000,000		0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		36,600,000		25,000,000		6,600,000
Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		4,800,000		6,400,000
Current Risk Management Liabilities		400,000		200,000
Long-term Risk Management Liabilities		2,200,000		0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		11,200,000		24,900,000		20,400,000
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		2,300,000		200,000
Amount of Cash Collateral Posted		0		0
Additional Settlement Liability if Cross Default Provision is Triggered		2,300,000		100,000
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	[3]	382,700,000	[4]	383,800,000	[5]
Total Liabilities	[3]	242,100,000	[4]	309,500,000	[5]
Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Total Assets	[3]			500,000
Total Liabilities	[3]	200,000
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[3],[6]	58,100,000		26,000,000
Total Liabilities	[3],[6]	600,000		1,500,000
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[3],[6]	9,200,000		8,300,000
Total Liabilities	[3],[6]	400,000		3,600,000
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[3],[6]			600,000
Total Liabilities	[3],[6]	99,600,000		132,400,000
Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	[3],[6]	10,400,000		6,400,000
Total Liabilities	[3],[6]	1,000,000		0
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[3],[6]	4,800,000		6,400,000
Total Liabilities	[3],[6]	2,600,000		200,000
Commodity [Member]
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(23,000,000)		(28,400,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		10,400,000		5,500,000
Derivatives and Hedging (Textuals)
Cross Default Provisions Maximum Third Party Obligation Amount		50,000,000
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	397,500,000		389,000,000
Long-term Risk Management Assets	[7]	276,400,000		300,900,000
Total Assets	[7]	673,900,000		689,900,000
Current Risk Management Liabilities	[7]	293,800,000		334,600,000
Long-term Risk Management Liabilities	[7]	225,700,000		280,600,000
Total Liabilities	[7]	519,500,000		615,200,000
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	154,400,000		74,700,000
Commodity [Member] | Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	0		500,000
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	0		500,000
Current Risk Management Liabilities	[7]	700,000		0
Long-term Risk Management Liabilities	[7]	0		0
Total Liabilities	[7]	700,000		0
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(700,000)		500,000
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	114,400,000		75,600,000
Long-term Risk Management Assets	[7]	3,100,000		2,400,000
Total Assets	[7]	117,500,000		78,000,000
Current Risk Management Liabilities	[7]	56,700,000		50,600,000
Long-term Risk Management Liabilities	[7]	2,400,000		1,400,000
Total Liabilities	[7]	59,100,000		52,000,000
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	58,400,000		26,000,000
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	50,400,000		47,200,000
Long-term Risk Management Assets	[7]	2,000,000		1,600,000
Total Assets	[7]	52,400,000		48,800,000
Current Risk Management Liabilities	[7]	41,100,000		48,500,000
Long-term Risk Management Liabilities	[7]	1,600,000		900,000
Total Liabilities	[7]	42,700,000		49,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	9,700,000		(600,000)
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	0		600,000
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	0		600,000
Current Risk Management Liabilities	[7]	6,400,000		6,400,000
Long-term Risk Management Liabilities	[7]	93,800,000		126,000,000
Total Liabilities	[7]	100,200,000		132,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(100,200,000)		(131,800,000)
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	10,900,000		6,600,000
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	10,900,000		6,600,000
Current Risk Management Liabilities	[7]	1,700,000		200,000
Long-term Risk Management Liabilities	[7]	0		0
Total Liabilities	[7]	1,700,000		200,000
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	9,200,000		6,400,000
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	5,600,000		7,000,000
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	5,600,000		7,000,000
Current Risk Management Liabilities	[7]	1,500,000		800,000
Long-term Risk Management Liabilities	[7]	2,200,000		0
Total Liabilities	[7]	3,700,000		800,000
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	1,900,000		6,200,000
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	28,500,000		17,500,000
Long-term Risk Management Assets	[7]	16,000,000		6,300,000
Total Assets	[7]	44,500,000		23,800,000
Current Risk Management Liabilities	[7]	13,200,000		9,000,000
Long-term Risk Management Liabilities	[7]	56,100,000		58,300,000
Total Liabilities	[7]	69,300,000		67,300,000
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(24,800,000)		(43,500,000)
Interest Rate and Foreign Currency [Member]
Commodity
Derivative, Notional Amount		500,000,000		500,000,000
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(12,600,000)		(13,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1,100,000)		(800,000)
Interest Rate and Foreign Currency [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(4,400,000)		(4,500,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1,100,000)		(900,000)
Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		1,800,000		2,200,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		900,000		700,000
Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(11,500,000)		(10,700,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1,600,000)		(1,300,000)
Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		1,000,000		1,900,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		1,000,000		1,100,000
Interest Rate and Foreign Currency [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		2,100,000		2,600,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		1,000,000		800,000
Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(3,300,000)		(6,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1,500,000)		(1,400,000)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	0		2,500,000
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	0		2,500,000
Current Risk Management Liabilities	[7]	2,000,000		0
Long-term Risk Management Liabilities	[7]	15,400,000		8,600,000
Total Liabilities	[7]	17,400,000		8,600,000
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(17,400,000)		(6,100,000)
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		426,000,000		409,000,000
Long-term Risk Management Assets		292,400,000		307,200,000
Total Assets		718,400,000		716,200,000
Current Risk Management Liabilities		309,000,000		343,600,000
Long-term Risk Management Liabilities		297,200,000		347,500,000
Total Liabilities		606,200,000		691,100,000
Total MTM Derivative Contract Net Assets (Liabilities)		112,200,000		25,100,000
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	(263,200,000)		(282,800,000)
Long-term Risk Management Assets	[8]	(38,400,000)		(25,100,000)
Total Assets	[8]	(301,600,000)		(307,900,000)
Current Risk Management Liabilities	[8]	(254,000,000)		(282,000,000)
Long-term Risk Management Liabilities	[8]	(33,800,000)		(25,500,000)
Total Liabilities	[8]	(287,800,000)		(307,500,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	(13,800,000)		(400,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0		0
Long-term Risk Management Assets	[8]	0		0
Total Assets	[8]	0		0
Current Risk Management Liabilities	[8]	(500,000)		0
Long-term Risk Management Liabilities	[8]	0		0
Total Liabilities	[8]	(500,000)		0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	500,000		0
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	(57,200,000)		(50,700,000)
Long-term Risk Management Assets	[8]	(2,200,000)		(1,300,000)
Total Assets	[8]	(59,400,000)		(52,000,000)
Current Risk Management Liabilities	[8]	(56,300,000)		(49,300,000)
Long-term Risk Management Liabilities	[8]	(2,200,000)		(1,200,000)
Total Liabilities	[8]	(58,500,000)		(50,500,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	(900,000)		(1,500,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	(41,800,000)		(39,600,000)
Long-term Risk Management Assets	[8]	(1,400,000)		(900,000)
Total Assets	[8]	(43,200,000)		(40,500,000)
Current Risk Management Liabilities	[8]	(40,800,000)		(45,000,000)
Long-term Risk Management Liabilities	[8]	(1,500,000)		(800,000)
Total Liabilities	[8]	(42,300,000)		(45,800,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	(900,000)		5,300,000
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0		0
Long-term Risk Management Assets	[8]	0		0
Total Assets	[8]	0		0
Current Risk Management Liabilities	[8]	(600,000)		0
Long-term Risk Management Liabilities	[8]	0		0
Total Liabilities	[8]	(600,000)		0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	600,000		0
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	(500,000)		(200,000)
Long-term Risk Management Assets	[8]	0		0
Total Assets	[8]	(500,000)		(200,000)
Current Risk Management Liabilities	[8]	(700,000)		(200,000)
Long-term Risk Management Liabilities	[8]	0		0
Total Liabilities	[8]	(700,000)		(200,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	200,000		0
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	(800,000)		(600,000)
Long-term Risk Management Assets	[8]	0		0
Total Assets	[8]	(800,000)		(600,000)
Current Risk Management Liabilities	[8]	(1,100,000)		(600,000)
Long-term Risk Management Liabilities	[8]	0		0
Total Liabilities	[8]	(1,100,000)		(600,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	300,000		0
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	162,800,000		126,200,000
Long-term Risk Management Assets	[9]	254,000,000		282,100,000
Total Assets	[9]	416,800,000		408,300,000
Current Risk Management Liabilities	[9]	55,000,000		61,600,000
Long-term Risk Management Liabilities	[9]	263,400,000		322,000,000
Total Liabilities	[9]	318,400,000		383,600,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	98,400,000		24,700,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	0		500,000
Long-term Risk Management Assets	[9]	0		0
Total Assets	[9]	0		500,000
Current Risk Management Liabilities	[9]	200,000		0
Long-term Risk Management Liabilities	[9]	0		0
Total Liabilities	[9]	200,000		0
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	(200,000)		500,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	57,200,000		24,900,000
Long-term Risk Management Assets	[9]	900,000		1,100,000
Total Assets	[9]	58,100,000		26,000,000
Current Risk Management Liabilities	[9]	400,000		1,300,000
Long-term Risk Management Liabilities	[9]	200,000		200,000
Total Liabilities	[9]	600,000		1,500,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	57,500,000		24,500,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	8,600,000		7,600,000
Long-term Risk Management Assets	[9]	600,000		700,000
Total Assets	[9]	9,200,000		8,300,000
Current Risk Management Liabilities	[9]	300,000		3,500,000
Long-term Risk Management Liabilities	[9]	100,000		100,000
Total Liabilities	[9]	400,000		3,600,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	8,800,000		4,700,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	0		600,000
Long-term Risk Management Assets	[9]	0		0
Total Assets	[9]	0		600,000
Current Risk Management Liabilities	[9]	5,800,000		6,400,000
Long-term Risk Management Liabilities	[9]	93,800,000		126,000,000
Total Liabilities	[9]	99,600,000		132,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	(99,600,000)		(131,800,000)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	10,400,000		6,400,000
Long-term Risk Management Assets	[9]	0		0
Total Assets	[9]	10,400,000		6,400,000
Current Risk Management Liabilities	[9]	1,000,000		0
Long-term Risk Management Liabilities	[9]	0		0
Total Liabilities	[9]	1,000,000		0
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	9,400,000		6,400,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	4,800,000		6,400,000
Long-term Risk Management Assets	[9]	0		0
Total Assets	[9]	4,800,000		6,400,000
Current Risk Management Liabilities	[9]	400,000		200,000
Long-term Risk Management Liabilities	[9]	2,200,000		0
Total Liabilities	[9]	2,600,000		200,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	$ 2,200,000		$ 6,200,000
Power [Member]
Commodity
Derivative, Energy Notional Amount | MWh		371.1		358.7
Power [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Energy Notional Amount | MWh		0.0		0.0
Power [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		66.4		57.4
Power [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		40.9		38.5
Power [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		7.8		10.4
Power [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MWh		15.2		10.3
Power [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		4.5		22.7
Coal [Member]
Commodity
Derivative, Mass Notional Amount | T				2.0
Coal [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Mass Notional Amount | T				0.0
Coal [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T				0.0
Coal [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T				2.0
Coal [Member] | Ohio Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T				0.0
Coal [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Mass Notional Amount | T				0.0
Coal [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T				0.0
Natural Gas [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		87.9		53.7
Natural Gas [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		4.0		1.1
Natural Gas [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		2.3		0.7
Natural Gas [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		15.2		18.3
Heating Oil and Gasoline [Member]
Commodity
Derivative, Volume Notional Amount | gal		7.4		6.9
Heating Oil and Gasoline [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.5		1.4
Heating Oil and Gasoline [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.4		1.3
Heating Oil and Gasoline [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.7		0.7
Heating Oil and Gasoline [Member] | Ohio Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.8		1.6
Heating Oil and Gasoline [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.7		0.7
Heating Oil and Gasoline [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.8		0.8
Interest Rate Contract [Member]
Commodity
Derivative, Notional Amount		$ 37,700,000		$ 50,700,000
Interest Rate Contract [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Vertically Integrated Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(10,400,000)		6,100,000		4,000,000
Vertically Integrated Utilities Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Transmission and Distribution Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						100,000
Transmission and Distribution Utilities Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Transmission and Distribution Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Transmission and Distribution Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Transmission and Distribution Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Transmission and Distribution Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Transmission and Distribution Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Generation and Marketing Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		38,900,000		42,800,000		59,400,000
Generation and Marketing Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(1,900,000)		600,000		(600,000)
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(8,200,000)		5,300,000		4,100,000
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		100,000
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		100,000		0
Sales to AEP Affiliates [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Sales to AEP Affiliates [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Sales to AEP Affiliates [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						2,100,000
Sales to AEP Affiliates [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						5,800,000
Sales to AEP Affiliates [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Sales to AEP Affiliates [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Sales to AEP Affiliates [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts						0
Purchased Electricity for Resale [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		8,600,000		5,600,000		6,600,000
Purchased Electricity for Resale [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Purchased Electricity for Resale [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		7,600,000		2,000,000		3,500,000
Purchased Electricity for Resale [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		800,000		600,000		300,000
Purchased Electricity for Resale [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Purchased Electricity for Resale [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Purchased Electricity for Resale [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Other Operation Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		1,700,000		800,000		(1,600,000)
Other Operation Expense [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		400,000		100,000		(400,000)
Other Operation Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		100,000		(100,000)
Other Operation Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		100,000		(100,000)
Other Operation Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		300,000		100,000		(300,000)
Other Operation Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		100,000		(100,000)
Other Operation Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		100,000		(300,000)
Maintenance Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		1,900,000		700,000		(1,800,000)
Maintenance Expense [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		400,000		200,000		(400,000)
Maintenance Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		400,000		100,000		(400,000)
Maintenance Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		100,000		(100,000)
Maintenance Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		400,000		100,000		(400,000)
Maintenance Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		100,000		(200,000)
Maintenance Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		100,000		(200,000)
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	27,900,000		(29,400,000)		(117,400,000)
Regulatory Assets [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	(700,000)		0		800,000
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	(700,000)		0		600,000
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	7,100,000		(7,400,000)		3,100,000
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	24,900,000		(22,000,000)		(127,700,000)
Regulatory Assets [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	(1,100,000)		0		400,000
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	(1,200,000)		300,000		5,200,000
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	222,700,000		109,400,000		79,100,000
Regulatory Liabilities [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	(500,000)		100,000		400,000
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	135,500,000		40,400,000		51,400,000
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	11,600,000		15,900,000		13,900,000
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	0		0		(15,200,000)
Regulatory Liabilities [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	37,300,000		24,800,000		6,500,000
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[10]	$ 11,900,000		$ 24,300,000		$ 15,700,000

[1]	Amounts included on the balance sheets within Long-term Debt Due within One Year and Long-term Debt, respectively.
[2]	Gain (Loss) is included in Interest Expense on the statements of income.
[3]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[4]	The December 31, 2018 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 2 matures $(4) million in 2019, $1 million in periods 2020-2022, $1 million in periods 2023-2024 and $1 million in periods 2025-2032; Level 3 matures $108 million in 2019, $37 million in periods 2020-2022, $23 million in periods 2023-2024 and $(12) million in periods 2025-2032. Risk management commodity contracts are substantially comprised of power contracts.
[5]	The December 31, 2017 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(1) million in 2018; Level 2 matures $(3) million in 2018 and $2 million in periods 2022-2023; Level 3 matures $59 million in 2018, $33 million in periods 2019-2021, $14 million in periods 2022-2023 and $(29) million in periods 2024-2032. Risk management commodity contracts are substantially comprised of power contracts.
[6]	Substantially comprised of power contracts for the Registrant Subsidiaries.
[7]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”
[8]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”
[9]	All derivative contracts subject to a master netting arrangement or similar agreement are offset in the statement of financial position.
[10]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.